Equity method investments, Equity Method Investments Developed (Details) - USD ($)	1 Months Ended	12 Months Ended
	Feb. 28, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Equity Method Investments [Abstract]
Beginning balance		$ 50,503,722	$ 0
Equity method investments acquired		23,584,524
Acquisitions		26,180,269	0	$ 0
Net loss from equity method investments		(326,123)	0	0
Distributions		(5,069,150)
Transfers / Other		(4,043,328)
Net exchange differences during the year		6,384,974	(416,820)
Ending balance		50,045,840	50,503,722	$ 0
BestShip GmbH & Cie, KG [Member]
Equity Method Investments [Abstract]
Beginning balance		0
Ending balance		3,712,538	0
OSSV 1 Schifffahrtsgesellschaft mbH & Co. KG [Member]
Equity Method Investments [Abstract]
Transfers / Other		3,697,377
MPC Capital [Member] | BestShip GmbH & Cie, KG [Member]
Equity Method Investments [Abstract]
Equity method investments acquired			$ 50,920,542
Acquisitions	$ 2,595,745	$ 2,595,745